PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments
January 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 96.9%
Arizona — 2.6%
State of Arizona Distribution Revenue, Civic Plaza, Convertible CAB, OID, Series B, 5.50%, 07/01/31, (NATL)	$ 5,000,000	$ 5,963,627
California — 1.9%
Norwalk-La Mirada Unified School District GO, CAB, OID, Series B 0.00%, 08/01/27, (AGM-CR FGIC)(a)	5,000,000	4,495,827
Hawaii — 90.6%
Hawaii County GO, Callable 09/01/33 at 100, 5.00%, 09/01/41	2,350,000	2,687,570
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 09/01/31	2,545,000	2,712,695
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 09/01/34	4,775,000	5,073,644
Hawaii County GO, Series A, Refunding, Callable 09/01/30 at 100, 4.00%, 09/01/40	1,000,000	1,019,283
Hawaii Housing Finance & Development Corp. Revenue, Multi-Family Housing, Iwilei Apartments, Series A, Callable 02/21/24 at 100, 3.75%, 01/01/31	3,120,000	3,121,505
Hawaii State Airports System Revenue, AMT, OID, COP, Callable 02/21/24 at 100, 5.00%, 08/01/28	400,000	400,068
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/25 at 100, 5.00%, 07/01/41	4,000,000	4,021,865
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/33	500,000	528,402
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/48	$1,500,000	$ 1,533,745
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/30 at 100, 4.00%, 07/01/35	2,000,000	2,031,814
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/32 at 100, 5.00%, 07/01/51	2,000,000	2,087,094
Hawaii State Airports System Revenue, Series B, OID, Callable 07/01/25 at 100, 4.00%, 07/01/45	50,000	49,267
Hawaii State Airports System Revenue, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/50	130,000	139,467
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 07/01/34	2,310,000	2,687,690
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 07/01/35	2,430,000	2,808,467
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 07/01/36	2,550,000	2,923,642
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 07/01/31	2,715,000	3,090,448

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Callable 10/01/24 at 100, 3.50%, 10/01/49	$2,750,000	$ 1,835,133
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, MWC, Refunding, Callable 07/01/29 at 100, 3.20%, 07/01/39	4,200,000	2,847,626
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 01/01/30	225,000	225,893
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, Callable 01/01/30 at 100, 4.00%, 01/01/31	525,000	526,143
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/35	10,000,000	10,221,974
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/28	1,170,000	1,264,643
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/30	800,000	862,048
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/31	815,000	877,008
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/24	$ 500,000	$ 501,411
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/28	1,040,000	1,106,398
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/32	335,000	353,063
Hawaii State GO, Series EO, Callable 08/01/24 at 100, 5.00%, 08/01/32	1,285,000	1,294,716
Hawaii State GO, Series EO, Prerefunded, Callable 08/01/24 at 100, 5.00%, 08/01/26	140,000	141,296
Hawaii State GO, Series EO, Unrefunded portion, Callable 08/01/24 at 100, 5.00%, 08/01/26	2,660,000	2,683,787
Hawaii State GO, Series EP, Refunding, 5.00%, 08/01/24	1,000,000	1,009,750
Hawaii State GO, Series EY, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	1,040,000	1,073,679
Hawaii State GO, Series FB, 5.00%, 04/01/25	5,000,000	5,120,193
Hawaii State GO, Series FB, Callable 04/01/26 at 100, 4.00%, 04/01/29	2,000,000	2,045,132
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 5.00%, 10/01/30	7,000,000	7,376,722
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 4.00%, 10/01/35	1,000,000	1,021,292
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 5.00%, 05/01/33	2,500,000	2,662,579

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 4.00%, 05/01/37	$2,000,000	$ 2,041,724
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/36	4,000,000	4,325,885
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/38	2,845,000	3,049,837
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 4.00%, 01/01/34	2,000,000	2,103,784
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/33	1,500,000	1,559,977
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/37	5,000,000	5,087,691
Hawaii State Harbor System Revenue, Series C, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/39	3,065,000	3,134,224
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 01/01/37	4,500,000	5,109,990
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 01/01/40	1,295,000	1,442,151
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 01/01/37	3,500,000	3,832,906
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 01/01/31	800,000	806,093
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Callable 07/01/33 at 100, 5.00%, 07/01/48	$4,645,000	$ 5,151,499
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/30 at 100, 4.00%, 07/01/35	1,770,000	1,877,732
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 3.00%, 07/01/34	650,000	639,326
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 4.00%, 07/01/36	1,010,000	1,067,029
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 5.00%, 07/01/50	3,515,000	3,822,522
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/32 at 100, 5.00%, 07/01/48	4,290,000	4,720,587
Honolulu City & County Board of Water Supply System Revenue, Series A, Prerefunded, Callable 07/01/24 at 100, 5.00%, 07/01/26	65,000	65,495
Honolulu City & County Board of Water Supply System Revenue, Series A, Prerefunded, Callable 07/01/24 at 100, 5.00%, 07/01/27	850,000	856,474
Honolulu City & County GO, Series A, Callable 03/04/24 at 100, 4.00%, 11/01/37	1,000,000	1,000,556

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 5.00%, 09/01/41	$1,390,000	$ 1,459,493
Honolulu City & County GO, Series A, Callable 09/01/28 at 100, 5.00%, 09/01/34	200,000	219,115
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/31	2,175,000	2,242,570
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/35	3,075,000	3,160,942
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/37	1,000,000	1,023,539
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/38	1,040,000	1,063,127
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/39	1,000,000	1,020,937
Honolulu City & County GO, Series B, Callable 07/01/32 at 100, 5.00%, 07/01/43	3,960,000	4,419,832
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/42	345,000	376,346
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/45	1,000,000	1,082,985
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 08/01/36	1,400,000	1,463,034
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 08/01/43	$2,000,000	$ 2,022,694
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 5.00%, 08/01/44	1,830,000	1,966,248
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/29	4,115,000	4,244,193
Honolulu City & County GO, Series E, OID, Refunding, Callable 09/01/27 at 100, 3.00%, 09/01/31	250,000	250,532
Honolulu City & County GO, Series E, Refunding, Callable 09/01/27 at 100, 5.00%, 09/01/30	1,500,000	1,616,361
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, Callable 07/01/29 at 100, 4.00%, 07/01/34	2,130,000	2,247,252
Honolulu City & County Wastewater System Revenue, Junior Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/30	4,000,000	4,104,191
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Callable 01/01/28 at 100, 5.00%, 07/01/36	2,000,000	2,158,011
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Prerefunded, Callable 07/01/25 at 100, 5.00%, 07/01/29	395,000	406,755

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/26	$1,000,000	$ 1,027,307
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	325,000	334,148
Honolulu City & County Wastewater System Revenue, Senior Lien Green Bond, Callable 07/01/33 at 100, 5.25%, 07/01/53	10,000,000	11,173,829
Honolulu City & County Wastewater System Revenue, Senior Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 07/01/35	125,000	130,825
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, Callable 07/01/32 at 100, 5.25%, 07/01/51	5,000,000	5,531,640
Kauai County GO, 5.00%, 08/01/27	250,000	269,896
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/31	250,000	268,763
Kauai County GO, Callable 08/01/27 at 100, 4.00%, 08/01/33	295,000	306,044
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/37	40,000	42,412
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/42	775,000	812,303
Kauai County GO, Series A, Refunding, 5.00%, 08/01/24	930,000	938,976
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Maui County GO, Callable 03/01/31 at 100, 4.00%, 03/01/38	$1,020,000	$ 1,060,526
Maui County GO, Refunding, 5.00%, 09/01/25	500,000	516,444
Maui County GO, Refunding, 5.00%, 03/01/28	1,175,000	1,285,021
Maui County GO, Refunding, 5.00%, 09/01/28	1,070,000	1,183,204
Maui County GO, Refunding, Callable 03/01/30 at 100, 5.00%, 03/01/32	415,000	473,197
Maui County GO, Refunding, Callable 09/01/25 at 100, 3.00%, 09/01/32	195,000	194,853
Maui County GO, Refunding, Callable 09/01/28 at 100, 4.00%, 09/01/31	5,305,000	5,617,279
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	165,000	165,930
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/34	600,000	618,246
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/35	1,000,000	1,029,260
University of Hawaii Revenue, Series E, Refunding, 5.00%, 10/01/24	3,000,000	3,036,452
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/31	1,000,000	1,049,095
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/36	3,000,000	3,219,006
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/37	2,000,000	2,136,083
		212,631,530

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Concluded)
January 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Texas — 1.8%
Dallas Independent School District GO, Series A, Prerefunded, Callable 08/15/24 at 100, 5.00%, 08/15/29, (PSF-GTD)	$2,465,000	$ 2,489,557
Houston City Combined Utility System Revenue, Unrefunded Balance CAB, OID, Junior Series A, Refunding 0.00%, 12/01/27, (AGM)(a)	2,000,000	1,769,440
		4,258,997
TOTAL MUNICIPAL BONDS (Cost $232,327,954)		227,349,981
	Shares
REGISTERED INVESTMENT COMPANY — 2.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(b)	5,875,720	5,875,720
TOTAL REGISTERED INVESTMENT COMPANY (Cost $5,875,720)		5,875,720

TOTAL INVESTMENTS - 99.4% (Cost $238,203,674)		233,225,701
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		1,451,647
NET ASSETS - 100.0%		$234,677,348

(a)	Zero coupon bond.
(b)	Rate disclosed is the 7-day yield at January 31, 2024.
Portfolio holdings are subject to change at any time.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. Custodial Receipts
AMT	Alternative Minimum Tax
CAB	Capital Appreciation Bond
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
MWC	Make Whole Callable
NATL	National Public Finance Guarantee Corp.
OID	Original Issue Discount
PSF-GTD	Permanent School Fund Guaranteed

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments
January 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 94.4%
Florida — 2.4%
Florida Housing Finance Corp. Revenue, Series 1, Callable 07/01/29 at 100, 2.00%, 07/01/32, (GNMA/FNMA/FHLMC)	$ 170,000	$ 147,311
Miami-Dade Water & Sewer System Revenue County, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/26	900,000	927,812
		1,075,123
Hawaii — 75.7%
Hawaii County GO, Refunding, Callable 09/01/33 at 100, 5.00%, 09/01/40	3,000,000	3,448,907
Hawaii County GO, Series A, Callable 03/01/27 at 100, 5.00%, 09/01/28	445,000	476,636
Hawaii County GO, Series A, Refunding, 5.00%, 09/01/24	320,000	323,620
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/26	200,000	209,029
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/27	525,000	548,375
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/29	450,000	469,757
Hawaii State Airports System Revenue, AMT, COP, Callable 02/21/24 at 100, 5.00%, 08/01/27	300,000	300,070
Hawaii State Airports System Revenue, Series B, 5.00%, 07/01/27	910,000	976,272
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, 5.00%, 07/01/28	1,640,000	1,781,109
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 07/01/24	$2,455,000	$ 2,471,466
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 07/01/28	500,000	543,021
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, 3.25%, 01/01/25	500,000	408,052
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 01/01/25	20,000	19,963
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 01/01/26	25,000	24,952
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 01/01/30	250,000	250,992
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, 5.00%, 07/01/24	100,000	100,700
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, 5.00%, 07/01/25	400,000	410,223
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	550,000	563,203

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/35	$1,000,000	$ 1,022,197
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/24	25,000	25,071
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/27	100,000	106,846
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/29	55,000	58,323
Hawaii State GO, Series EO, Prerefunded, Callable 08/01/24 at 100, 5.00%, 08/01/27	10,000	10,093
Hawaii State GO, Series EO, Prerefunded, Callable 08/01/24 at 100, 5.00%, 08/01/28	400,000	403,702
Hawaii State GO, Series EO, Prerefunded, Callable 08/01/24 at 100, 5.00%, 08/01/29	30,000	30,278
Hawaii State GO, Series ET, OID, Prerefunded, Callable 10/01/25 at 100, 3.25%, 10/01/32	25,000	25,152
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/30	30,000	32,626
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 07/01/26	500,000	520,500
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 07/01/28	120,000	128,577
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/31	$1,000,000	$ 1,045,499
Hawaii State Harbor System Revenue, Series C, Refunding, 5.00%, 07/01/29	400,000	447,303
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 01/01/25	555,000	559,678
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/27	1,000,000	1,077,567
Honolulu City & County Board of Water Supply System Revenue, Series A, Prerefunded, Callable 07/01/24 at 100, 5.00%, 07/01/26	150,000	151,142
Honolulu City & County Board of Water Supply System Revenue, Series A, Prerefunded, Callable 07/01/24 at 100, 5.00%, 07/01/27	305,000	307,323
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 07/01/40	1,000,000	1,143,024
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 07/01/41	2,290,000	2,594,181
Honolulu City & County GO, Series E, Refunding, 5.00%, 03/01/29	200,000	223,662
Honolulu City & County GO, Series F, Refunding, 5.00%, 07/01/30	325,000	372,594

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Multifamily Housing Revenue, Maunakea Tower Apartments, Putable, 5.00%, 06/01/27, (HUD SECT 8)(a)	$1,000,000	$ 1,035,245
Honolulu City & County Wastewater System Revenue, Junior Series A, Refunding, 5.00%, 07/01/24	695,000	700,581
Honolulu City & County Wastewater System Revenue, Senior Lien, Green bond, 5.00%, 07/01/32	2,000,000	2,377,503
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, 5.00%, 07/01/31	2,000,000	2,318,475
Honolulu City & County Wastewater System Revenue, Series B, Senior First Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/31	1,000,000	1,029,761
Kauai County GO, Series A, Refunding, 5.00%, 08/01/24	535,000	540,163
Kauai County GO, Series A, Refunding, 5.00%, 08/01/25	270,000	278,487
Maui County GO, 5.00%, 03/01/24	245,000	245,375
Maui County GO, 5.00%, 03/01/29	275,000	307,477
Maui County GO, Refunding, 5.00%, 03/01/25	100,000	102,219
Maui County GO, Refunding, 5.00%, 03/01/26	270,000	282,377
Maui County GO, Refunding, 5.00%, 03/01/28	80,000	87,491
University of Hawaii Revenue, Medical School Project, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/30	620,000	651,901
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	$ 300,000	$ 301,692
University of Hawaii Revenue, Series D, Refunding, Callable 10/01/30 at 100, 4.00%, 10/01/32	450,000	480,374
		34,350,806
Maryland — 2.2%
Washington Suburban Sanitary Commission Revenue, Prerefunded, Callable 06/01/24 at 100, 4.00%, 06/01/25, (CNTY GTD)	1,000,000	1,003,087
Massachusetts — 2.9%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, Series A, Callable 06/15/24 at 100, 5.00%, 06/15/27	1,325,000	1,334,478
Michigan — 2.1%
Grosse Pointe Public School System GO, Refunding, Callable 05/01/29 at 100, 5.00%, 05/01/38	875,000	943,974
New Mexico — 2.3%
Albuquerque Gross Receipts Tax Revenue, Series A, Callable 07/01/25 at 100, 5.00%, 07/01/33	1,035,000	1,061,549
Oregon — 4.5%
State of Oregon Department of Transportation Revenue, Series A, Senior Series, Prerefunded, Callable 11/15/24 at 100, 5.00%, 11/15/27	2,000,000	2,029,081
Pennsylvania — 0.6%
Commonwealth Financing Authority Revenue, Series A, Refunding, 5.00%, 06/01/25	250,000	256,460

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Concluded)
January 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Texas — 0.9%
Pflugerville Independent School District GO, Refunding, Callable 02/15/24 at 100, 5.00%, 02/15/26, (PSF-GTD)	$ 400,000	$ 400,244
Washington — 0.8%
Energy Northwest Revenue, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/33	380,000	390,004
TOTAL MUNICIPAL BONDS (Cost $42,761,765)		42,844,806
	Shares
REGISTERED INVESTMENT COMPANY — 4.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(b)	2,222,435	2,222,435
TOTAL REGISTERED INVESTMENT COMPANY (Cost $2,222,435)		2,222,435

TOTAL INVESTMENTS - 99.3% (Cost $44,984,200)		45,067,241
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		303,717
NET ASSETS - 100.0%		$45,370,958

(a)	Variable rate investments. The rate shown is based on the latest available information as of January 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.
(b)	Rate disclosed is the 7-day yield at January 31, 2024.
Portfolio holdings are subject to change at any time.
AMT	Alternative Minimum Tax
CNTY GTD	County Guaranteed
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
MWC	Make Whole Callable
OID	Original Issue Discount
PSF-GTD	Permanent School Fund Guaranteed

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Notes to the Quarterly Portfolio of Investments
January 31, 2024
(Unaudited)
Portfolio Valuation — The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Board of Trustees of the Trust ("Board of Trustees"). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

PACIFIC CAPITAL FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
January 31, 2024
(Unaudited)
The following is a summary of the inputs used, as of January 31, 2024, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 01/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Assets
Municipal Bonds	$227,349,981	$—	$227,349,981	$—
Registered Investment Company	5,875,720	5,875,720	—	—
Total Assets	$233,225,701	$5,875,720	$227,349,981	$—
Pacific Capital Tax-Free Short Intermediate Securities Fund
Assets
Municipal Bonds	$42,844,806	$—	$42,844,806	$—
Registered Investment Company	2,222,435	2,222,435	—	—
Total Assets	$45,067,241	$2,222,435	$42,844,806	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
For the period ended January 31, 2024, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.